Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

VIA EDGAR

February 14, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information for the Trust’s Armor US Equity Index ETF, Armor International Equity Index ETF and Armor Emerging Markets Equity Index ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 161, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001615774-20-001686 on February 10, 2020.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001